Parent Company Only Financial Information [Text Block] (Tables) - MUFG [Member]	12 Months Ended
Mar. 31, 2016
Condensed Balance Sheets [Table Text Block]

Condensed Balance Sheets

	As of March 31,
	2015	2016
	(in millions)
Assets:
Cash and interest-earning deposits with banking subsidiaries	¥71,675	¥160,468
Investments in subsidiaries and affiliated companies	16,651,467	16,107,148
Banking subsidiaries	12,653,292	12,415,806
Non-banking subsidiaries and affiliated companies	3,998,175	3,691,342
Loans to subsidiaries	190,000	1,586,400
Banking subsidiaries	150,000	1,490,400
Non-banking subsidiaries	40,000	96,000
Other assets	167,628	88,259

Total assets	¥17,080,770	¥17,942,275

Liabilities and Shareholders’ equity:
Short-term borrowings from banking subsidiaries	¥1,824,448	¥1,703,001
Long-term debt from non-banking subsidiaries and affiliated companies	254,438	258,790
Long-term debt	190,057	1,585,472
Other liabilities	132,762	124,387

Total liabilities	2,401,705	3,671,650

Total shareholders’ equity	14,679,065	14,270,625

Total liabilities and shareholders’ equity	¥17,080,770	¥17,942,275

Condensed Statements of Income [Table Text Block]

Condensed Statements of Income

	Fiscal years ended March 31,
	2014	2015	2016
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥255,175	¥579,180	¥574,118
Banking subsidiaries	207,771	457,159	501,788
Non-banking subsidiaries and affiliated companies	47,404	122,021	72,330
Management fees from subsidiaries	18,922	22,059	24,388
Interest income	73	450	8,043
Foreign exchange gains (losses)—net	(44,544)	(86,038)	36,715
Trading account losses—net	—	—	(7,907)
Other income	294	906	975

Total income	229,920	516,557	636,332

Expense:
Operating expenses	18,304	20,791	23,074
Interest expense to subsidiaries and affiliated companies	28,897	28,929	26,553
Interest expense	1,121	387	3,429
Other expense	591	1,019	1,788

Total expense	48,913	51,126	54,844

Equity in undistributed net income of subsidiaries and affiliated companies—net	793,548	1,036,350	216,632

Income before income tax benefit	974,555	1,501,781	798,120
Income tax benefit	(40,838)	(29,346)	(4,212)

Net income	¥1,015,393	¥1,531,127	¥802,332

Condensed Statements of Cash Flows [Table Text Block]

Condensed Statements of Cash Flows

	Fiscal years ended March 31,
	2014	2015	2016
	(in millions)
Operating activities:
Net income	¥1,015,393	¥1,531,127	¥802,332
Adjustments and other	(790,050)	(980,631)	(158,564)

Net cash provided by operating activities	225,343	550,496	643,768

Investing activities:
Proceeds from sales of other investment securities	—	130,000	—
Proceeds from sales of investment in subsidiaries and affiliated companies	—	390,000	—
Net increase in loans to subsidiaries	—	(190,000)	(1,433,700)
Net decrease (increase) in interest-earning deposits with banks	1,494	111,295	(4)
Other—net	(2,788)	(60,140)	(3,135)

Net cash provided by (used in) investing activities	(1,294)	381,155	(1,436,839)

Financing activities:
Net decrease in short-term borrowings from subsidiaries	(4)	(179,380)	(84,959)
Proceeds from issuance of long-term debt	—	190,000	1,432,755
Repayment of long-term debt	(16)	(20)	(22)
Repayment of long-term debt to subsidiaries and affiliated companies	—	(130,000)	—
Proceeds from sales of treasury stock	2	2	2
Payments for acquisition of preferred stock	—	(390,000)	—
Payments for acquisition of treasury stock	(46)	(100,045)	(200,053)
Dividends paid	(216,117)	(263,978)	(251,497)
Other—net	(2,988)	(5,598)	(14,366)

Net cash provided by (used in) financing activities	(219,169)	(879,019)	881,860

Net increase in cash and cash equivalents	4,880	52,632	88,789
Cash and cash equivalents at beginning of fiscal year	14,139	19,019	71,651

Cash and cash equivalents at end of fiscal year	¥19,019	¥71,651	¥160,440